Notes to Non-current assets - Right-of-use assets and lease liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Notes to Non-current assets
Balance at the beginning	€ 41,843	€ 43,761
Additions	2,539	4,988
Disposals	(361)
Depreciation expense	(5,136)	(5,772)	€ (5,053)
Impairment	(803)	(1,100)
Foreign currency translation	19	(34)
Balance at the end	39,706	41,843	43,761
Tbingen
Notes to Non-current assets
Additions	€ 2,420
Number of rental agreements | item	3
Amsterdam
Notes to Non-current assets
Additions	€ 9
Wiesbaden
Notes to Non-current assets
Number of rental agreements | item	1
Land and Buildings
Notes to Non-current assets
Balance at the beginning	€ 39,574	41,183
Additions	2,429	4,788
Disposals	(361)
Depreciation expense	(4,622)	(5,264)
Impairment	(803)	(1,100)
Foreign currency translation	19	(33)
Balance at the end	37,842	39,574	41,183
Vehicles
Notes to Non-current assets
Balance at the beginning	319	275
Additions	110	200
Depreciation expense	(161)	(156)
Balance at the end	267	319	275
Other equipment, furniture and fixtures
Notes to Non-current assets
Balance at the beginning	1,950	2,303
Depreciation expense	(352)	(352)
Balance at the end	€ 1,598	€ 1,950	€ 2,303